Operational leases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operational leases [Abstract]
Rent expense	$ 20	$ 21	$ 14
Operating leases, future minimum payments due, fiscal year maturity [Abstract]
2012	17
2013	9
2014	6
2015	5
2016	4
2017 and thereafter	10
Total	$ 51